CONSOLIDATED BALANCE SHEETS (Parentheticals 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 2,908	$ 2,398
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	38,186,043	37,307,480
Ordinary shares, shares outstanding	37,370,043	36,491,480
Treasury stock, shares	816,000	816,000